UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04873

The Gabelli Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Growth Fund

Class AAA - GABGX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABGX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class AAA	$67	1.34%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Corporate earnings grew sharply helped by the resilience of the global economy. Contributors included GE Vernova Inc., ASML Holding NV, and Applied Materials, Inc. Detractors included Microsoft, Meta, and Netflix.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Growth Fund - Class AAA	S&P 500 Index	Russell 1000 Growth Index
06/16	10,000	10,000	10,000
06/17	11,884	11,790	12,042
06/18	14,944	13,484	14,753
06/19	16,724	14,889	16,458
06/20	20,714	16,007	20,289
06/21	28,327	22,537	28,913
06/22	20,628	20,143	23,486
06/23	25,257	24,090	29,853
06/24	35,275	30,006	39,847
06/25	41,655	34,555	46,709
06/26	45,821	42,268	54,981

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class AAA	2.68%	10.00%	10.10%	16.44%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Growth Index	5.33%	17.71%	13.71%	18.58%

Fund Statistics

  Total Net Assets$1,316,269,504
  Number of Portfolio Holdings37
  Portfolio Turnover Rate5%
  Management Fees$6,372,740

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABGX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	15.0%
Alphabet Inc.	10.6%
Microsoft Corp.	8.3%
Amazon.com Inc.	7.2%
Broadcom Inc.	5.0%
Apple Inc.	4.7%
Eli Lilly & Co.	4.5%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	3.7%
General Electric Co.	3.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Technology - Semiconductors	23.0%
Technology - Computer Services	14.8%
Consumer Discretionary	13.5%
Technology - Software	12.8%
Technology - Hardware and Equipment	10.7%
Industrials	7.8%
Financials	6.9%
Health Care	6.5%
Other Industry sectors	4.6%
Other Assets and Liabilities (Net)	(0.6)%

The Gabelli Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GABGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GABGX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABGX-26-SATSR

The Gabelli Growth Fund

Class C - GGCCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGCCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class C	$105	2.09%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Corporate earnings grew sharply helped by the resilience of the global economy. Contributors included GE Vernova Inc., ASML Holding NV, and Applied Materials, Inc. Detractors included Microsoft, Meta, and Netflix.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Growth Fund - Class C	The Gabelli Growth Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
06/16	10,000	10,000	10,000	10,000
06/17	11,793	11,793	11,790	12,042
06/18	14,722	14,722	13,484	14,753
06/19	16,353	16,353	14,889	16,458
06/20	20,103	20,103	16,007	20,289
06/21	27,282	27,282	22,537	28,913
06/22	19,719	19,719	20,143	23,486
06/23	23,965	23,965	24,090	29,853
06/24	33,220	33,220	30,006	39,847
06/25	38,940	38,940	34,555	46,709
06/26	42,513	42,513	42,268	54,981

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class C	2.30%	9.18%	9.28%	15.57%
The Gabelli Growth Fund - Class C (includes sales charge)	1.30%	8.18%	9.28%	15.57%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Growth Index	5.33%	17.71%	13.71%	18.58%

Fund Statistics

  Total Net Assets$1,316,269,504
  Number of Portfolio Holdings37
  Portfolio Turnover Rate5%
  Management Fees$6,372,740

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGCCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	15.0%
Alphabet Inc.	10.6%
Microsoft Corp.	8.3%
Amazon.com Inc.	7.2%
Broadcom Inc.	5.0%
Apple Inc.	4.7%
Eli Lilly & Co.	4.5%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	3.7%
General Electric Co.	3.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Technology - Semiconductors	23.0%
Technology - Computer Services	14.8%
Consumer Discretionary	13.5%
Technology - Software	12.8%
Technology - Hardware and Equipment	10.7%
Industrials	7.8%
Financials	6.9%
Health Care	6.5%
Other Industry sectors	4.6%
Other Assets and Liabilities (Net)	(0.6)%

The Gabelli Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - GGCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGCCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGCCX-26-SATSR

The Gabelli Growth Fund

Class I - GGCIX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGCIX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class I	$55	1.09%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Corporate earnings grew sharply helped by the resilience of the global economy. Contributors included GE Vernova Inc., ASML Holding NV, and Applied Materials, Inc. Detractors included Microsoft, Meta, and Netflix.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $50,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $50,000 Investment

Table Summary
	The Gabelli Growth Fund - Class I	S&P 500 Index	Russell 1000 Growth Index
06/16	50,000	50,000	50,000
06/17	59,565	58,950	60,210
06/18	75,094	67,421	73,763
06/19	84,241	74,446	82,290
06/20	104,619	80,037	101,447
06/21	143,413	112,685	144,563
06/22	104,707	100,717	117,428
06/23	128,514	120,448	149,263
06/24	179,909	150,030	199,236
06/25	212,991	172,775	233,545
06/26	234,880	211,338	274,906

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class I	2.81%	10.28%	10.37%	16.73%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Growth Index	5.33%	17.71%	13.71%	18.58%

Fund Statistics

  Total Net Assets$1,316,269,504
  Number of Portfolio Holdings37
  Portfolio Turnover Rate5%
  Management Fees$6,372,740

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGCIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	15.0%
Alphabet Inc.	10.6%
Microsoft Corp.	8.3%
Amazon.com Inc.	7.2%
Broadcom Inc.	5.0%
Apple Inc.	4.7%
Eli Lilly & Co.	4.5%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	3.7%
General Electric Co.	3.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Technology - Semiconductors	23.0%
Technology - Computer Services	14.8%
Consumer Discretionary	13.5%
Technology - Software	12.8%
Technology - Hardware and Equipment	10.7%
Industrials	7.8%
Financials	6.9%
Health Care	6.5%
Other Industry sectors	4.6%
Other Assets and Liabilities (Net)	(0.6)%

The Gabelli Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GGCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGCIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGCIX-26-SATSR

The Gabelli Growth Fund

Class A - GGCAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGCAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class A	$67	1.34%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Corporate earnings grew sharply helped by the resilience of the global economy. Contributors included GE Vernova Inc., ASML Holding NV, and Applied Materials, Inc. Detractors included Microsoft, Meta, and Netflix.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Growth Fund - Class A	The Gabelli Growth Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
06/16	10,000	10,000	10,000	10,000
06/17	11,884	11,201	11,790	12,042
06/18	14,945	14,086	13,484	14,753
06/19	16,725	15,764	14,889	16,458
06/20	20,715	19,525	16,007	20,289
06/21	28,327	26,699	22,537	28,913
06/22	20,629	19,444	20,143	23,486
06/23	25,261	23,809	24,090	29,853
06/24	35,280	33,252	30,006	39,847
06/25	41,662	39,267	34,555	46,709
06/26	45,825	43,191	42,268	54,981

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class A	2.68%	9.99%	10.10%	16.44%
The Gabelli Growth Fund - Class A (includes sales charge)	(3.23)%	3.67%	8.80%	15.75%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Growth Index	5.33%	17.71%	13.71%	18.58%

Fund Statistics

  Total Net Assets$1,316,269,504
  Number of Portfolio Holdings37
  Portfolio Turnover Rate5%
  Management Fees$6,372,740

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGCAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	15.0%
Alphabet Inc.	10.6%
Microsoft Corp.	8.3%
Amazon.com Inc.	7.2%
Broadcom Inc.	5.0%
Apple Inc.	4.7%
Eli Lilly & Co.	4.5%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	3.7%
General Electric Co.	3.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Technology - Semiconductors	23.0%
Technology - Computer Services	14.8%
Consumer Discretionary	13.5%
Technology - Software	12.8%
Technology - Hardware and Equipment	10.7%
Industrials	7.8%
Financials	6.9%
Health Care	6.5%
Other Industry sectors	4.6%
Other Assets and Liabilities (Net)	(0.6)%

The Gabelli Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - GGCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGCAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGCAX-26-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Growth Fund

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Howard F. Ward, CFA Portfolio Manager	John Belton, CFA Portfolio Manager

To Our Stockholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class I Share of The Gabelli Growth Fund was 2.8%, compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index and a total return of 5.3% for the Russell 1000 Growth Index.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Growth Fund

Technology - Semiconductors	23.0%
Technology - Computer Services	14.8%
Consumer Discretionary	13.5%
Technology - Software	12.8%
Technology - Hardware and Equipment	10.7%
Industrials	7.8%
Financials	6.9%
Health Care	6.5%
Energy	3.7%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.6)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800‑GABELLI (800‑422‑3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Growth Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.7%
	TECHNOLOGY - SEMICONDUCTORS — 23.0%
37,000	Advanced Micro Devices Inc.†	$19,512,096	$21,493,670
173,000	Broadcom Inc.	35,885,746	65,350,750
17,000	Micron Technology Inc.	19,549,199	19,622,930
983,400	NVIDIA Corp.	4,832,961	196,768,506
		79,780,002	303,235,856
	TECHNOLOGY - COMPUTER SERVICES — 14.8%
260,600	Alphabet Inc., Cl. A	4,374,559	93,130,622
131,400	Alphabet Inc., Cl. C	2,946,752	46,427,562
98,100	Meta Platforms Inc., Cl. A	8,640,402	55,258,749
		15,961,713	194,816,933
	CONSUMER DISCRETIONARY — 13.5%
399,000	Amazon.com Inc.†	6,157,416	95,097,660
8,500	Costco Wholesale Corp.	4,391,358	7,951,495
474,000	Netflix Inc.†	10,817,384	33,843,600
114,000	O’Reilly Automotive Inc.†	8,210,839	10,498,260
72,000	Tesla Inc.†	32,206,656	30,283,200
		61,783,653	177,674,215
	TECHNOLOGY - SOFTWARE — 12.8%
31,200	Cadence Design Systems Inc.†	7,361,453	11,709,984
32,200	CrowdStrike Holdings Inc., Cl. A†	4,347,161	24,573,108
292,600	Microsoft Corp.	8,432,856	109,145,652
52,700	Oracle Corp.	9,943,573	7,723,185
32,970	Spotify Technology SA†	6,209,928	15,137,516
		36,294,971	168,289,445
	TECHNOLOGY - HARDWARE AND EQUIPMENT — 10.7%
75,172	Amphenol Corp., Cl. A	10,618,004	13,254,327
211,400	Apple Inc.	2,535,226	61,170,704
35,000	Applied Materials Inc.	7,133,078	25,305,000
20,600	ASML Holding NV	6,721,469	40,982,464
		27,007,777	140,712,495
	INDUSTRIALS — 7.8%
8,000	Caterpillar Inc.	5,892,315	8,519,200
52,500	Eaton Corp. plc	11,482,358	22,371,300
115,000	General Electric Co.	16,162,944	42,978,950
33,500	Howmet Aerospace Inc.	6,252,346	9,006,810
39,200	Trane Technologies plc	7,997,701	19,253,472
		47,787,664	102,129,732
	FINANCIALS — 6.9%
71,000	KKR & Co. Inc.	7,156,964	6,516,380
60,700	Mastercard Inc., Cl. A	2,991,792	31,175,520
31,900	Moody’s Corp.	13,306,769	14,448,148
55,000	The Charles Schwab Corp.	5,888,382	5,074,850
Shares		Cost	Market Value
99,100	Visa Inc., Cl. A	$1,831,829	$34,000,219
		31,175,736	91,215,117
	HEALTH CARE — 6.5%
49,400	Eli Lilly & Co.	18,458,504	59,251,842
36,900	Intuitive Surgical Inc.†	6,803,415	14,674,392
35,000	Stryker Corp.	11,481,141	11,019,400
		36,743,060	84,945,634
	ENERGY — 3.7%
41,600	GE Vernova Inc.	5,873,629	48,874,176

	TOTAL COMMON STOCKS	342,408,205	1,311,893,603

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$12,540,000	U.S. Treasury Bills, 3.697% to 3.717%††, 09/17/26 to 09/24/26	12,433,588	12,433,929

	TOTAL INVESTMENTS — 100.6%	$354,841,793	1,324,327,532

	Other Assets and Liabilities (Net) — (0.6)%		(8,058,028)

	NET ASSETS — 100.0%		$1,316,269,504

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $354,841,793)	$1,324,327,532
Receivable for Fund shares sold	61,883
Dividends receivable	70,393
Prepaid expenses	87,665
Total Assets	1,324,547,473
Liabilities:
Payable to bank	56,008
Payable for investments purchased	6,314,535
Payable for Fund shares redeemed	495,899
Payable for investment advisory fees	1,078,633
Payable for distribution fees	126,871
Payable for accounting fees	3,750
Other accrued expenses	202,273
Total Liabilities	8,277,969
Net Assets
(applicable to 10,011,797 shares outstanding)	$1,316,269,504

Net Assets Consist of:
Paid-in capital	$297,939,318
Total distributable earnings	1,018,330,186
Net Assets	$1,316,269,504

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($500,906,966 ÷ 3,902,093 shares outstanding)	$128.37
Class A:
Net Asset Value and redemption price per share ($23,987,007 ÷ 186,795 shares outstanding)	$128.41
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$136.24
Class C:
Net Asset Value and offering price per share ($21,195,252 ÷ 210,051 shares outstanding)	$100.91	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($770,180,279 ÷ 5,712,858 shares outstanding)	$134.82

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $15,681)	$2,703,695
Interest	255,814
Total Investment Income	2,959,509
Expenses:
Investment advisory fees	6,372,740
Distribution fees - Class AAA	620,383
Distribution fees - Class A	29,112
Distribution fees - Class C	102,035
Shareholder services fees	292,528
Shareholder communications expenses	78,650
Legal and audit fees	48,694
Trustees’ fees	35,500
Custodian fees	35,085
Registration expenses	24,430
Accounting fees	22,500
Interest expense	3,724
ReFlow service fees	189
Miscellaneous expenses	39,448
Total Expenses	7,705,018
Net Investment Loss	(4,745,509)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	53,535,667
Net change in unrealized appreciation/(depreciation):
on investments	(13,922,266)
Net Realized and Unrealized Gain/(Loss) on Investments	39,613,401
Net Increase in Net Assets Resulting from Operations	$34,867,892

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment loss	$(4,745,509)	$(8,805,121)
Net realized gain on investments	53,535,667	70,183,102
Net change in unrealized appreciation/(depreciation) on investments	(13,922,266)	153,704,450
Net Increase in Net Assets Resulting from Operations	34,867,892	215,082,431

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(27,235,523)
Class A	—	(1,283,437)
Class C	—	(1,081,895)
Class I	—	(39,588,011)
Total Distributions to Shareholders	—	(69,188,866)

Shares of Beneficial Interest Transactions:
Class AAA	(29,816,581)	(8,649,734)
Class A	(1,126,500)	288,945
Class C	(28,548)	1,568,970
Class I	(6,903,324)	(5,976,793)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(37,874,953)	(12,768,612)

Redemption Fees	1,187	182

Net Increase/(Decrease) in Net Assets	(3,005,874)	133,125,135

Net Assets:
Beginning of year	1,319,275,378	1,186,150,243
End of period	$1,316,269,504	$1,319,275,378

See accompanying notes to financial statements.

The Gabelli Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Loss		Operating Expenses		Portfolio Turnover Rate
Class AAA
2026(c)	$125.02	$(0.54)	$3.89	$3.35	$—	$—	$0.00	$128.37	2.68%	$500,907	(0.87	)%(d)	1.34	%(d)	5%
2025	111.06	(1.01)	21.83	20.82	(6.86)	(6.86)	0.00	125.02	18.70	517,939	(0.84)		1.33		6
2024	87.01	(0.88)	31.90	31.02	(6.97)	(6.97)	0.00	111.06	35.50	469,812	(0.85)		1.35		24
2023	60.84	(0.61)	28.23	27.62	(1.45)	(1.45)	0.00	87.01	45.39	675,189	(0.81)		1.39		31
2022	99.81	(0.64)	(38.33)	(38.97)	—	—	0.00	60.84	(39.04)	508,491	(0.86)		1.37	(e)	34
2021	85.55	(0.84)	20.12	19.28	(5.02)	(5.02)	0.00	99.81	22.48	919,152	(0.90)		1.34		45
Class A
2026(c)	$125.06	$(0.54)	$3.89	$3.35	$—	$—	$0.00	$128.41	2.68%	$23,987	(0.88	)%(d)	1.34	%(d)	5%
2025	111.10	(1.01)	21.83	20.82	(6.86)	(6.86)	0.00	125.06	18.69	24,516	(0.84)		1.33		6
2024	87.04	(0.90)	31.93	31.03	(6.97)	(6.97)	0.00	111.10	35.50	21,659	(0.85)		1.35		24
2023	60.85	(0.61)	28.25	27.64	(1.45)	(1.45)	0.00	87.04	45.41	13,680	(0.81)		1.39		31
2022	99.83	(0.64)	(38.34)	(38.98)	—	—	0.00	60.85	(39.05)	9,469	(0.87)		1.37	(e)	34
2021	85.57	(0.85)	20.13	19.28	(5.02)	(5.02)	0.00	99.83	22.47	18,700	(0.90)		1.34		45
Class C
2026(c)	$98.64	$(0.78)	$3.05	$2.27	$—	$—	$0.00	$100.91	2.30%	$21,195	(1.63	)%(d)	2.09	%(d)	5%
2025	88.28	(1.51)	17.28	15.77	(5.41)	(5.41)	0.00	98.64	17.82	20,745	(1.59)		2.08		6
2024	69.68	(1.36)	25.50	24.14	(5.54)	(5.54)	0.00	88.28	34.49	17,204	(1.59)		2.10		24
2023	49.09	(0.95)	22.70	21.75	(1.16)	(1.16)	0.00	69.68	44.30	5,226	(1.56)		2.14		31
2022	81.14	(0.97)	(31.08)	(32.05)	—	—	0.00	49.09	(39.50)	2,923	(1.61)		2.12	(e)	34
2021	70.84	(1.27)	16.59	15.32	(5.02)	(5.02)	0.00	81.14	21.55	5,358	(1.65)		2.09		45
Class I
2026(c)	$131.13	$(0.40)	$4.09	$3.69	$—	$—	$0.00	$134.82	2.81%	$770,181	(0.63	)%(d)	1.09	%(d)	5%
2025	116.20	(0.74)	22.86	22.12	(7.19)	(7.19)	0.00	131.13	18.99	756,075	(0.59)		1.08		6
2024	90.81	(0.67)	33.35	32.68	(7.29)	(7.29)	0.00	116.20	35.84	677,475	(0.59)		1.10		24
2023	63.33	(0.44)	29.43	28.99	(1.51)	(1.51)	0.00	90.81	45.77	205,629	(0.56)		1.14		31
2022	103.66	(0.47)	(39.86)	(40.33)	—	—	0.00	63.33	(38.91)	132,968	(0.61)		1.12	(e)	34
2021	88.48	(0.63)	20.83	20.20	(5.02)	(5.02)	0.00	103.66	22.77	220,590	(0.65)		1.09		45

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2026, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022 there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Growth Fund (the Fund) was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is capital appreciation and its secondary goal is to produce current income. The Fund commenced investment operations on April 10, 1987.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,311,893,603	—	$1,311,893,603
U.S. Government Obligations	—	$12,433,929	12,433,929
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,311,893,603	$12,433,929	$1,324,327,532

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Net long term capital gains	$69,188,866
Total distributions paid	$69,188,866

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$355,443,181	$975,545,440	$(6,661,089)	$968,884,351

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $60,704,197 and $108,483,633, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Distributor retained a total of $3,629 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2026, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 4 days of borrowings during the six months ended June 30, 2026 was $1,593,750 with a weighted average interest rate of 3.15%. The maximum amount borrowed at any time during the six months ended June 30, 2026 was $3,891,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	27,178	$3,342,555	74,305	$8,888,051
Shares issued upon reinvestment of distributions	–	–	209,262	26,362,724
Shares redeemed	(268,052)	(33,159,136)	(370,928)	(43,900,509)
Net decrease	(240,874)	$(29,816,581)	(87,361)	$(8,649,734)
Class A
Shares sold	8,106	$1,009,042	24,029	$2,851,696
Shares issued upon reinvestment of distributions	–	–	9,724	1,225,481
Shares redeemed	(17,344)	(2,135,542)	(32,672)	(3,788,232)
Net increase/(decrease)	(9,238)	$(1,126,500)	1,081	$288,945
Class C
Shares sold	9,776	$942,254	28,548	$2,713,270
Shares issued upon reinvestment of distributions	–	–	10,863	1,079,896
Shares redeemed	(10,035)	(970,802)	(23,971)	(2,224,196)
Net increase/(decrease)	(259)	$(28,548)	15,440	$1,568,970
Class I
Shares sold	214,172	$27,833,498	114,091	$14,243,823
Shares issued upon reinvestment of distributions	–	–	277,581	36,681,740
Shares redeemed	(266,997)	(34,736,822)	(456,094)	(56,902,356)
Net decrease	(52,825)	$(6,903,324)	(64,422)	$(5,976,793)

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2026, the Fund utilized ReFlow. The shares ReFlow subscribed to, cash redemptions, and redemptions-in-kind were as follows:

Shares ReFlow Subscribed to	Cash redemptions	Redemptions in-kind	Service Fees
1,034	$139,412	$—	$189

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

John Belton, CFA, joined the firm as Managing Director for Growth Portfolios in January, 2024. He was previously a Partner and Research Analyst at Absoluto Partners, a fundamental research-driven long/short equity investment fund, where he covered the Technology, Media, Telecom and Consumer sectors. He started his career as a Research Analyst at Evercore ISI, focused on the Media, Internet and Telecom sectors. John holds an MBA with Honors from the Columbia Graduate School of Business, a BA in Mathematics from Boston College, and is a CFA Charterholder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

James P. Conn
Former Chief Investment Officer
Financial Security Assurance
Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York Mellon

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q226SAR

GABELLI
FUNDS

THE GABELLI GROWTH FUND

Semiannual Report
June 30, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Loss		Operating Expenses		Portfolio Turnover Rate
Class AAA
2026(c)	$125.02	$(0.54)	$3.89	$3.35	$—	$—	$0.00	$128.37	2.68%	$500,907	(0.87	)%(d)	1.34	%(d)	5%
2025	111.06	(1.01)	21.83	20.82	(6.86)	(6.86)	0.00	125.02	18.70	517,939	(0.84)		1.33		6
2024	87.01	(0.88)	31.90	31.02	(6.97)	(6.97)	0.00	111.06	35.50	469,812	(0.85)		1.35		24
2023	60.84	(0.61)	28.23	27.62	(1.45)	(1.45)	0.00	87.01	45.39	675,189	(0.81)		1.39		31
2022	99.81	(0.64)	(38.33)	(38.97)	—	—	0.00	60.84	(39.04)	508,491	(0.86)		1.37	(e)	34
2021	85.55	(0.84)	20.12	19.28	(5.02)	(5.02)	0.00	99.81	22.48	919,152	(0.90)		1.34		45
Class A
2026(c)	$125.06	$(0.54)	$3.89	$3.35	$—	$—	$0.00	$128.41	2.68%	$23,987	(0.88	)%(d)	1.34	%(d)	5%
2025	111.10	(1.01)	21.83	20.82	(6.86)	(6.86)	0.00	125.06	18.69	24,516	(0.84)		1.33		6
2024	87.04	(0.90)	31.93	31.03	(6.97)	(6.97)	0.00	111.10	35.50	21,659	(0.85)		1.35		24
2023	60.85	(0.61)	28.25	27.64	(1.45)	(1.45)	0.00	87.04	45.41	13,680	(0.81)		1.39		31
2022	99.83	(0.64)	(38.34)	(38.98)	—	—	0.00	60.85	(39.05)	9,469	(0.87)		1.37	(e)	34
2021	85.57	(0.85)	20.13	19.28	(5.02)	(5.02)	0.00	99.83	22.47	18,700	(0.90)		1.34		45
Class C
2026(c)	$98.64	$(0.78)	$3.05	$2.27	$—	$—	$0.00	$100.91	2.30%	$21,195	(1.63	)%(d)	2.09	%(d)	5%
2025	88.28	(1.51)	17.28	15.77	(5.41)	(5.41)	0.00	98.64	17.82	20,745	(1.59)		2.08		6
2024	69.68	(1.36)	25.50	24.14	(5.54)	(5.54)	0.00	88.28	34.49	17,204	(1.59)		2.10		24
2023	49.09	(0.95)	22.70	21.75	(1.16)	(1.16)	0.00	69.68	44.30	5,226	(1.56)		2.14		31
2022	81.14	(0.97)	(31.08)	(32.05)	—	—	0.00	49.09	(39.50)	2,923	(1.61)		2.12	(e)	34
2021	70.84	(1.27)	16.59	15.32	(5.02)	(5.02)	0.00	81.14	21.55	5,358	(1.65)		2.09		45
Class I
2026(c)	$131.13	$(0.40)	$4.09	$3.69	$—	$—	$0.00	$134.82	2.81%	$770,181	(0.63	)%(d)	1.09	%(d)	5%
2025	116.20	(0.74)	22.86	22.12	(7.19)	(7.19)	0.00	131.13	18.99	756,075	(0.59)		1.08		6
2024	90.81	(0.67)	33.35	32.68	(7.29)	(7.29)	0.00	116.20	35.84	677,475	(0.59)		1.10		24
2023	63.33	(0.44)	29.43	28.99	(1.51)	(1.51)	0.00	90.81	45.77	205,629	(0.56)		1.14		31
2022	103.66	(0.47)	(39.86)	(40.33)	—	—	0.00	63.33	(38.91)	132,968	(0.61)		1.12	(e)	34
2021	88.48	(0.63)	20.83	20.20	(5.02)	(5.02)	0.00	103.66	22.77	220,590	(0.65)		1.09		45

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2026, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022 there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

James P. Conn	$9,000
Robert Morrissey	$8,500
Anthonie C. van Ekris	$8,500
Salvatore J. Zizza	$9,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 10, 2026, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1) The nature, extent and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund (including the purchase and sale of portfolio securities), overseeing all the Fund’s third party service providers, and providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long-standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2) The performance of the Fund and the Adviser

The Independent Board Members reviewed the short-, medium-, and long-term performance (as of December 31, 2025) of the Fund against a peer group of 25 other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional large-cap growth funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year, three- year, and ten-year periods, and in the second quartile for the five-year period, as measured against the Adviser Performance Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the three-year period, in the second quintile for the one-year and ten-year periods, and in the third quintile for the five-year period. The Independent Board Members discussed this comparative performance and noted the Fund’s more favorable long-term performance, which, in their view, aligned with the Fund’s strategy as a long-term investment. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high-quality services that it has provided the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered several factors. First, the Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of expense peer group prepared by the Adviser (the “Adviser Expense Peer Group”) and a peer group of sixteen other large-cap growth funds selected by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”) and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that while the Fund’s total expense ratios were above average within each of the peer groups, the Fund’s size was above the median within the Adviser Expense Peer Group and below the median within the Broadridge Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were comparable to the Fund. The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma income statements of the Adviser for the year ended December 31, 2025. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately considered any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuance of the Advisory Agreement. The Board Members based their decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Growth Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.